As filed with the Securities and Exchange Commission on May 6, 2016

1933 Act File No. 333-191710
1940 Act File No. 811-22897

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 10

AND

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12

___________________________________________________________________________________________

CONTEXT CAPITAL FUNDS

325 John H. McConnell Blvd., Suite 150
Columbus, Ohio 43215
(844) 511-9653

David Bunstine

325 John H. McConnell Blvd., Suite 150
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Copy to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
215-988-2978

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on __________, 2016, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on __________, pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the state of Ohio on May 6, 2016.

CONTEXT CAPITAL FUNDS

By: /s/ David Bunstine
David Bunstine
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No 10 to the Registration Statement has been signed by the following persons in the capacities indicated on May 6, 2016.

(a)	Principal Executive Officer

/s/ David Bunstine
David Bunstine
President and Principal Executive Officer

(b)	Principal Financial Officer

/s/ Trent Statczar
Trent Statczar
Treasurer and Principal Financial Officer

(c)	The Trustees

Stephen J. Kneeley*
Stephen J. Kneeley

John N. Culbertson, Jr.*
John N. Culbertson, Jr.

Alfred C. Salvato*
Alfred C. Salvato

Paul D. Schaeffer*
Paul D. Schaeffer

Stephen M. Wynne*
Stephen M. Wynne

By:	/s/ David Bunstine
David Bunstine
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase